GENERAL, DESCRIPTION OF BUSINESS, RECENT DEVELOPMENTS AND BASIS OF PRESENTATION (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
GENERAL, DESCRIPTION OF BUSINESS, RECENT DEVELOPMENTS AND BASIS OF PRESENTATION
BASIS OF PRESENTATION

Basis of Presentation

Venator’s unaudited condensed consolidated and combined financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("GAAP" or "U.S. GAAP") and in management’s opinion reflect all adjustments, consisting only of normal recurring adjustments, necessary for a fair presentation of results of operations, comprehensive income (loss), financial position and cash flows for the periods presented. Results of interim periods are not necessarily indicative of those to be expected for the full year. These unaudited condensed consolidated and combined financial statements should be read in conjunction with the audited combined financial statements and notes to combined financial statements included in the Prospectus.

Prior to the Separation, Venator’s operations were included in Huntsman’s financial results in different legal forms, including but not limited to: (1) wholly-owned subsidiaries for which the Titanium Dioxide and Performance Additives businesses were the sole businesses; (2) legal entities which are comprised of other businesses and include the Titanium Dioxide and/or Performance Additives businesses; and (3) variable interest entities in which the Titanium Dioxide and Performance Additives businesses are the primary beneficiaries. The unaudited condensed consolidated and combined financial statements include all revenues, costs, assets, liabilities and cash flows directly attributable to Venator. The unaudited condensed consolidated and combined financial statements also include allocations of direct and indirect corporate expenses through the date of the Separation, which are based upon an allocation method that in the opinion of management is reasonable. Because the historical condensed consolidated and combined financial information for the periods indicated reflect the combination of these legal entities under common control, the historical condensed consolidated and combined financial information includes the results of operations of other businesses that are not a part of our operations after the Separation. We report the results of those other businesses as discontinued operations. See “Note 3. Discontinued Operations” for further discussion of discontinued operations.

In addition, the unaudited condensed consolidated and combined financial statements have been prepared from Huntsman’s historical accounting records through the Separation and are presented on a stand-alone basis as if Venator’s operations had been conducted separately from Huntsman; however, prior to the Separation, Venator did not operate as a separate, stand-alone entity for the periods presented and, as such, the condensed consolidated and combined financial statements reflecting balances and activity prior to the Separation, may not be indicative of the financial position, results of operations and cash flows had Venator been a stand-alone company.

For purposes of these unaudited condensed consolidated and combined financial statements, all significant transactions with Huntsman International have been included in group equity. All intercompany transactions within the consolidated business have been eliminated.

Prior to the Separation, Huntsman’s executive, information technology, EHS and certain other corporate departments performed certain administrative and other services for Venator. Additionally, Huntsman performed certain site services for Venator. Expenses incurred by Huntsman and allocated to Venator were determined based on specific services provided or were allocated based on Venator’s total revenues, total assets, and total employees in proportion to those of Huntsman. Management believes that such expense allocations are reasonable. Corporate allocations include allocated selling, general, and administrative expenses of $9 million and $27 million for the three months ended September 30, 2017 and 2016, respectively, and $62 million and $76 million for the nine months ended September 30, 2017 and 2016, respectively.

Basis of Presentation—Venator’s combined financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“GAAP” or “U.S. GAAP”). Venator’s operations were included in Huntsman Corporation’s financial results in different legal forms, including but not limited to: (1) wholly‑owned subsidiaries for which the Titanium Dioxide and Performance Additives businesses were the sole businesses; (2) legal entities which are comprised of other businesses and include the Titanium Dioxide and Performance Additives businesses; and (3) variable interest entities in which the Titanium Dioxide and Performance Additives and other businesses are the primary beneficiaries. The combined financial statements include all revenues, costs, assets, liabilities and cash flows directly attributable to Venator, as well as allocations of direct and indirect corporate expenses, which are based upon an allocation method that in the opinion of management is reasonable. Such corporate cost allocation transactions between Venator and Huntsman Corporation have been considered to be effectively settled for cash in the combined financial statements at the time the transaction is recorded and the net effect of the settlement of these intercompany transactions is reflected in the combined statements of cash flows as a financing activity. Because the historical combined financial information for the periods indicated reflect the combination of these legal entities under common control, the historical combined financial information includes the results of operations of other Huntsman businesses are not a part of our operations after the Separation. We report the results of those other businesses as discontinued operations. Please see note “3. Discontinued Operations” to our unaudited condensed consolidated and combined financial statements and note “26. Discontinued Operations” to our combined financial statements.

In addition, the combined financial statements have been prepared from Huntsman Corporation’s historical accounting records and are presented on a stand‑alone basis as if Venator’s operations had been conducted separately from Huntsman Corporation; however, Venator did not operate as a separate, stand‑alone entity for the periods presented and, as such, the combined financial statements may not be indicative of the financial position, results of operations and cash flows had Venator been a stand‑alone company.

For purposes of these combined financial statements, all significant transactions with Huntsman International LLC (“Huntsman International”), a wholly‑owned subsidiary of Huntsman through which Huntsman operates all of its businesses, have been included in group equity. All intercompany transactions within the combined business have been eliminated. Additional disclosures are included in note “20. Related Party Transactions.”

Huntsman Corporation’s executive, information technology, environmental, health and safety and certain other corporate departments perform certain administrative and other services for Venator. Additionally, Huntsman Corporation performs certain site services for Venator. Expenses incurred by Huntsman Corporation and allocated to Venator are determined based on specific services provided or are allocated based on Venator’s total revenues, total assets, and total employees in proportion to those of Huntsman Corporation. Management believes that such expense allocations are reasonable. Corporate allocations include allocated selling, general, and administrative expenses of $104 million, $90 million and $78 million for the years ended December 31, 2016, 2015 and 2014, respectively.